Subsequent Events - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 05, 2026	Jan. 26, 2026	Jan. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 21, 2026
Subsequent Event [Line Items]
Income tax expense (benefit)				$ 45,480	$ 48,803	$ 54,464
Cash dividend				$ 250,000		$ 117,184
Subsequent Event
Subsequent Event [Line Items]
Cash dividend		$ 200,000
Subsequent Event | Tax Credit Agreement
Subsequent Event [Line Items]
Tax credit transfer agreement, value	$ 22,500
Tax credit agreement, tax credits purchased	20,700
Income tax expense (benefit)	$ (1,800)
Subsequent Event | Senior Unsecured Bond Offering
Subsequent Event [Line Items]
Debt Securities, Available-for-Sale							$ 600,000
Investment Interest Rate							5.15%
Subsequent Event | 7.500% Series G Cumulative Redeemable Perpetual Preference Shares
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction			$ 169,100
Payments for repurchase of preferred stock and preference stock			$ 5,900
Dividend Rate		7.50%